As filed with the Securities and Exchange Commission on May13, 2015

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 119	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 119 (Check appropriate box or boxes)	☒

VOYA INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and the Registrant certifies that it has duly caused this Post-Effective Amendment No. 119 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 13th day of May, 2015.

VOYA INVESTORS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President, Chief Executive Officer, and Interested Trustee	May 13, 2015

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	May 13, 2015

Patricia W. Chadwick*	Trustee	May 13, 2015

Albert E. DePrince, Jr.*	Trustee	May 13, 2015

Russell H. Jones*	Trustee	May 13, 2015

Patrick Kenny*	Trustee	May 13, 2015

Joseph E. Obermeyer*	Trustee	May 13, 2015

Sheryl K. Pressler*	Trustee	May 13, 2015

Colleen D. Baldwin*	Trustee	May 13, 2015

Peter S. Drotch*	Trustee	May 13, 2015

Roger B. Vincent*	Trustee	May 13, 2015

John V. Boyer*	Trustee	May 13, 2015

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.** as Attorney-in-Fact

** Powers of Attorney for Shaun Mathews, Todd Modic, and each Trustee were filed as attachments to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on February 12, 2014 and incorporated herein by reference.

EXHIBIT INDEX

Voya Investors Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase